ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	June 30, 2025	December 31, 2024
Accounts receivable	$2,499,902	$1,506,894

	As of
	December 31, 2024	December 31, 2023
Accounts receivable	$1,506,894	$2,532,551